Calvert
Growth Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 99.0%(1)

Security	Shares	Value
Equity Funds — 89.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	362,922	$ 12,117,977
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	858,631	24,677,067
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,620,206	67,497,777
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	589,060	31,779,796
Calvert US Large-Cap Value Responsible Index Fund, Class R6	1,153,288	34,160,395
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	278,226	10,375,035
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	258,413	23,554,367
Calvert Focused Value Fund, Class R6	2,017,295	21,383,329
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	2,084,253	22,009,709
Calvert Emerging Markets Equity Fund, Class R6	628,966	10,220,690
Calvert International Equity Fund, Class R6	1,083,138	25,746,185
Calvert International Opportunities Fund, Class R6	967,570	16,468,044
Calvert Mid-Cap Fund, Class I	98,495	4,234,301
		$304,224,672
Income Funds — 9.1%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	464,531	$4,171,486
The Calvert Fund:
Calvert Core Bond Fund, Class I	836,829	13,372,530
Calvert High Yield Bond Fund, Class R6	346,293	8,352,580
Calvert Ultra-Short Duration Income Fund, Class R6	498,561	4,900,856
		$30,797,452
Total Mutual Funds (identified cost $287,538,045)		$335,022,124

Short-Term Investments — 0.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	3,082,095	$ 3,082,095
Total Short-Term Investments (identified cost $3,082,095)		$ 3,082,095
Total Investments — 99.9% (identified cost $290,620,140)		$338,104,219

Other Assets, Less Liabilities — 0.1%	$ 399,445
Net Assets — 100.0%	$338,503,664

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	13	Long	3/28/24	$1,414,055	$35,051
U.S. 10-Year Treasury Note	33	Long	3/19/24	3,725,391	135,316
U.S. Long Treasury Bond	14	Long	3/19/24	1,749,125	94,174
U.S. Ultra 10-Year Treasury Note	11	Long	3/19/24	1,298,172	30,244
U.S. Ultra-Long Treasury Bond	16	Long	3/19/24	2,137,500	87,970
					$382,755
During the fiscal year to date ended December 31, 2023, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.

Calvert
Growth Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $338,104,219, which represents 99.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Core Bond Fund, Class I	$12,255,152	$ 471,703	$ —	$ —	$ 645,675	$ 13,372,530	$ 146,737	$ —	836,829
Emerging Markets Advancement Fund, Class I	20,139,813	1,007,200	—	—	862,696	22,009,709	682,210	—	2,084,253
Emerging Markets Equity Fund, Class R6	11,963,777	105,487	(2,502,420)	(582,679)	1,236,525	10,220,690	105,487	—	628,966
Equity Fund, Class R6	17,881,136	3,751,953	—	—	1,921,278	23,554,367	91,694	312,866	258,413
Floating-Rate Advantage Fund, Class R6	4,590,684	105,640	(552,482)	(47,347)	74,991	4,171,486	105,679	—	464,531
Focused Value Fund, Class R6	19,049,362	707,081	—	—	1,626,886	21,383,329	219,598	—	2,017,295
High Yield Bond Fund, Class R6	8,798,956	131,840	(974,969)	(77,620)	474,373	8,352,580	131,866	—	346,293
International Equity Fund, Class R6	21,709,260	1,498,016	—	—	2,538,909	25,746,185	263,055	—	1,083,138
International Opportunities Fund, Class R6	17,917,886	295,451	(3,867,377)	(40,487)	2,162,571	16,468,044	295,451	—	967,570
International Responsible Index Fund, Class R6	22,006,520	530,336	—	—	2,140,211	24,677,067	497,837	—	858,631
Liquidity Fund, Institutional Class(1)	9,732,678	3,174,677	(9,825,260)	—	—	3,082,095	113,074	—	3,082,095
Mid-Cap Fund, Class I	4,567,771	6,677	(812,474)	(84,278)	556,605	4,234,301	6,677	—	98,495
Small-Cap Fund, Class R6	12,027,643	46,996	(1,267,460)	(122,107)	1,432,905	12,117,977	46,995	—	362,922
Ultra-Short Duration Income Fund, Class R6	6,413,818	80,650	(1,624,948)	9,563	21,773	4,900,856	80,665	—	498,561
US Large-Cap Core Responsible Index Fund, Class R6	52,996,400	8,294,111	—	—	6,207,266	67,497,777	721,853	—	1,620,206
US Large-Cap Growth Responsible Index Fund, Class R6	18,806,894	10,531,994	—	—	2,440,908	31,779,796	197,324	—	589,060
US Large-Cap Value Responsible Index Fund, Class R6	31,153,564	718,649	(649,980)	45,250	2,892,912	34,160,395	718,649	—	1,153,288
US Mid-Cap Core Responsible Index Fund, Class R6	10,015,717	115,300	(877,472)	114,546	1,006,944	10,375,035	115,300	—	278,226
Total				$(785,159)	$28,243,428	$338,104,219	$4,540,151	$312,866

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Growth Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$335,022,124	$ —	$ —	$335,022,124
Short-Term Investments	3,082,095	—	—	3,082,095
Total Investments	$338,104,219	$ —	$ —	$338,104,219
Futures Contracts	$382,755	$ —	$ —	$382,755
Total	$338,486,974	$ —	$ —	$338,486,974
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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